UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS International Equity Portfolio

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS International Equity Portfolio

	Shares	Value ($)

Common Stocks 95.5%
Australia 1.0%
Australia & New Zealand Banking Group Ltd. (Cost $1,932,521)	167,363	3,238,319
Belgium 2.4%
InBev NV	73,300	3,848,334
Umicore	29,800	3,770,490

(Cost $7,250,844)		7,618,824
Brazil 2.8%
Companhia Vale do Rio Doce (ADR)	100,968	2,342,458
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	87,600	2,804,952
Petroleo Brasileiro SA (ADR)	40,800	3,748,704

(Cost $5,095,683)		8,896,114
Denmark 1.0%
Novo Nordisk AS “B” (Cost $3,058,406)	49,200	3,032,176
Finland 3.4%
Fortum Oyj	144,500	3,916,880
Nokia Oyj	185,204	3,674,082
Nokian Renkaat Oyj (a)	221,630	3,063,252

(Cost $9,978,981)		10,654,214
France 8.3%
Axa	109,619	3,780,738
CNP Assurances	20,696	1,970,884
Pernod Ricard SA	8,113	1,689,258
Schneider Electric SA	39,203	4,031,273
Societe Generale	41,452	6,184,653
Total SA	127,547	8,675,946

(Cost $18,734,336)		26,332,752
Germany 12.1%
BASF AG	44,128	3,551,818
Bayer AG	67,474	3,324,399
Commerzbank AG	136,981	4,801,439
Continental AG	23,117	2,362,373
Deutsche Boerse AG	26,092	3,704,621
Deutsche Post AG (Registered)	96,400	2,386,480
E.ON AG	43,249	5,214,144
Fresenius Medical Care AG & Co.	21,021	2,518,739
Hypo Real Estate Holding AG	115,075	6,400,242
KarstadtQuelle AG* (a)	55,054	1,295,405
Stada Arzneimittel AG	59,444	2,707,799

(Cost $28,093,768)		38,267,459
Greece 1.7%
Alpha Bank AE	76,837	1,968,921
Hellenic Telecommunications Organization SA*	107,900	2,461,670
National Bank of Greece SA	23,100	897,632

(Cost $3,208,051)		5,328,223
India 0.9%
ICICI Bank Ltd. (Cost $1,770,892)	244,000	2,972,485

Ireland 2.4%
Anglo Irish Bank Corp. PLC	237,372	3,462,761
CRH PLC (b)	104,330	3,362,432
CRH PLC (b)	20,000	643,810

(Cost $6,587,171)		7,469,003
Italy 4.0%
Banca Italease	115,700	5,512,761
Saras SpA Raffinerie Sarde*	357,679	2,254,798
UniCredito Italiano SpA	619,600	4,768,650

(Cost $12,351,958)		12,536,209
Japan 21.4%
AEON Co., Ltd.	102,100	2,382,289
Canon, Inc.	142,500	6,848,750
Credit Saison Co., Ltd.	69,900	3,030,250
Daito Trust Construction Co., Ltd.	41,900	2,276,916
Elpida Memory, Inc.*	24,300	972,890
Komatsu Ltd.	175,000	3,518,470
Makita Corp.	99,000	3,246,893
Mitsubishi Corp.	282,400	5,788,652
Mitsubishi UFJ Financial Group, Inc.	173	2,444,590
Mitsui Fudosan Co., Ltd.	170,000	3,610,711
Mitsui Sumitomo Insurance Co., Ltd.	179,000	2,107,811
Mizuho Financial Group, Inc.	634	5,325,500
Nippon Mining Holdings, Inc.	192,000	1,624,493
Nishi-Nippon City Bank, Ltd.	665,000	2,940,861
Nissan Motor Co., Ltd.	281,353	3,033,297
Sega Sammy Holdings, Inc.	46,500	1,541,280
Shinsei Bank Ltd.	433,000	2,700,467
Sumitomo Corp.	246,000	3,484,705
Sumitomo Metal Mining Co., Ltd.	110,000	1,551,485
Toyota Motor Corp.	87,400	4,619,861
Yamada Denki Co., Ltd.	17,700	1,721,444
Yamaha Motor Co., Ltd.	117,000	3,046,317

(Cost $47,414,355)		67,817,932
Korea 0.8%
Samsung Electronics Co., Ltd. (Cost $541,788)	4,149	2,640,904
Luxembourg 0.3%
Millicom International Cellular SA* (Cost $910,560)	26,400	923,736
Mexico 1.3%
Fomento Economico Mexicano SA de CV (ADR) (Cost $3,307,481)	47,600	4,179,280
Netherlands 1.3%
ING Groep NV (Cost $3,855,487)	101,600	4,124,531
Norway 2.9%
Aker Kvaerner ASA	26,200	2,639,370
Norsk Hydro ASA (a)	227,850	6,478,796

(Cost $8,154,092)		9,118,166
Russia 1.3%
Novolipetsk Steel (GDR) 144A	40,292	866,278
OAO Gazprom (ADR) (REG S)	79,747	3,323,855

(Cost $2,049,497)		4,190,133
Sweden 1.7%
Assa Abloy AB “B”	180,900	2,974,400
Atlas Copco AB “B”	98,700	2,341,832

(Cost $5,863,850)		5,316,232

Switzerland 5.7%
Novartis AG (Registered)	71,353	4,053,126
Roche Holding AG (Genusschein)	35,829	6,376,459
UBS AG (Registered)	124,698	6,784,390
Xstrata PLC	20,998	900,981

(Cost $8,960,993)		18,114,956
Taiwan 0.7%
Hon Hai Precision Industry Co., Ltd. (Cost $1,145,066)	351,065	2,079,591
Turkey 0.4%
Turkcell Iletisim Hizmetleri AS (ADR)	22,500	256,275
Turkiye Is Bankasi “C”	209,700	1,120,192

(Cost $1,293,242)		1,376,467
United Kingdom 17.7%
AstraZeneca PLC	52,939	3,232,715
BHP Billiton PLC	344,186	6,519,405
BP PLC	251,470	3,029,861
GlaxoSmithKline PLC	215,840	5,971,230
Hammerson PLC	155,014	3,613,785
Imperial Tobacco Group PLC	130,310	4,259,833
Informa PLC	194,434	1,583,564
Kensington Group PLC	78,822	1,303,069
Ladbrokes PLC	337,234	2,433,191
Prudential PLC	214,836	2,257,389
Rolls-Royce Group PLC*	537,683	4,426,856
Royal Bank of Scotland Group PLC	201,223	6,547,908
Standard Life PLC*	561,862	2,623,895
Tesco PLC	238,046	1,598,588
Vodafone Group PLC	1,442,654	3,132,795
Whitbread PLC	159,184	3,684,237

(Cost $45,855,779)		56,218,321

Total Common Stocks (Cost $227,414,801)		302,446,027
Preferred Stocks 1.6%
Germany 1.5%
Fresenius AG	14,057	2,311,529
Porsche AG	2,334	2,286,774

(Cost $4,337,148)		4,598,303
United Kingdom 0.1%
Vodafone Group PLC (Cost $462,053)	1,648,748	452,740

Total Preferred Stocks (Cost $4,799,201)		5,051,043
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $10,124,879)	10,124,879	10,124,879
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 242,338,881)	100.3	317,621,949
Other Assets and Liabilities, Net	(0.3)	(845,755)

Net Assets	100.0	316,776,194

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $9,643,008 which is 3.0% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
As of July 31, 2006, the DWS International Equity Portfolio had the following sector diversification:

	As a % of Common and
Sector	Market Value ($)	Preferred Stocks
Financials	100,199,455	32.6%
Consumer Discretionary	36,194,804	11.8%
Energy	31,775,823	10.3%
Industrials	31,757,620	10.3%
Health Care	30,203,773	9.8%
Materials	26,833,556	8.7%
Consumer Staples	17,957,582	5.8%
Information Technology	16,216,217	5.3%
Utilities	9,131,024	3.0%
Telecommunication Services	7,227,216	2.4%
Total	307,497,070	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Equity Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Equity Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006